Investment Strategy - Logan Capital Broad Innovative Growth ETF	Aug. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	Logan Capital Management, Inc. (“Logan Capital” or the “Adviser”) believes that earnings growth ultimately drives stock prices. The Adviser’s Large Cap Growth investment philosophy seeks to identify large capitalization companies that have the ability to generate sustainable and durable long-term earnings growth. The Fund seeks to invest in U.S. companies with strong earnings growth potential resulting from factors such as superior pricing power, strong distribution channels, effective management, and other competitive advantages.
The Adviser is a patient, long-term growth investor and may hold investments through temporary earnings setbacks when it believes such setbacks are short-term and the underlying fundamentals support a likely resumption of earnings growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization equity securities of companies that the Adviser believes have the potential for long-term capital growth. Logan Capital defines large capitalization companies as those with a market capitalization greater than
$5 billion and defines growth companies as those with positive long-term earnings growth rates.
The Fund expects to invest principally in equity securities traded on U.S. securities exchanges. Equity securities in which the
Fund may invest include common stocks, preferred stocks, American Depositary Receipts (“ADRs”), rights, and warrants, and may include securities issued in initial public offerings (“IPOs”). From time to time, the Fund invests a significant portion of its assets in securities of companies within the same economic sector. For example, as of April 30, 2026, 38.1% of the Fund’s net assets were invested in companies within the information technology sector.
The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets.
The Fund’s investment process is primarily bottom-up and focused on identifying companies with superior growth characteristics through disciplined security selection. The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research, and technical analysis. For a security to be eligible for inclusion in the portfolio, it must satisfy all three independent components of this process.
1)Macroeconomic analysis – To aid in security selection, the Adviser begins by analyzing macroeconomic factors including, but not limited to, trends in real gross domestic product (“GDP”) growth, short and long-term interest rates, yield curve, inflation, U.S. Federal Reserve Board actions, productivity gains and corporate cash flow.
2)Fundamental analysis – Investment ideas are generated utilizing the Adviser’s proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the Adviser an advantage when evaluating new opportunities. Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, a strong balance sheet, and significant barriers to entry
(e.g., obstacles that prevent a company from easily entering the market or industry, such as dominant market share, proprietary software, patents, or brand loyalty).
3)Technical Analysis – An evaluation that examines a stock’s price behavior and chart patterns to determine an uptrend or downtrend.  Other factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, overbought and oversold levels and support and resistance levels. “Support” occurs where a downtrend is expected to pause due to a concentration of demand, and “resistance” occurs where an uptrend is expected to pause, due to a concentration of supply.
The Adviser may sell a position when it no longer qualifies for purchase under at least two of the three independent components.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization equity securities of companies that the Adviser believes have the potential for long-term capital growth.